Transactions in Soles	12 Months Ended
Dec. 31, 2018
Disclosure of Transactions in Soles [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
5.	Transactions in Soles

Transactions in Soles are completed using exchange rates published by the Superintendent of Banks, Insurance and A.F.P. As of December 31, 2018, the exchange rates for U.S. dollars published by this Institution were US$0.2968 for buying and US$0.2959 for selling (US$0.3088 for buying and US$0.3082 for selling as of December 31, 2017), and have been applied by the Group for the assets and liabilities accounts, respectively.

As of December 31, 2018 and 2017, the Group presents the following assets and liabilities originally denominated in Soles by its equivalent in U.S. dollars:

	2018	2017
	US$(000)	US$(000)

Assets
Cash and cash equivalents	11,526	6,233
Trade and other receivables	88,513	154,506
Income tax credit	24,277	24,779
Prepaid expenses	-	1,182
	124,316	186,700

Liabilities
Bank loans	-	(1,215)
Trade and other payables	(53,962)	(100,860)
Income tax payable	(2,080)	(7,088)
Provisions and contingent liability	(31,282)	(35,572)
	(87,324)	(144,735)
Net asset position	36,992	41,965